Related Parties - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2026
Disclosure of transactions between related parties [line items]
Aggregate compensation of executive officers	$ 39,583	$ 39,583	$ 38,060
Accrued or paid key management personnel compensation	$ 4,405	8,213	$ 8,213
Salary advances, maximum salary, term (in months)	4 months
Salary advances outstanding	$ 930	$ 1,056
Subsequent event
Disclosure of transactions between related parties [line items]
Salary advances outstanding				$ 139
Bottom of range
Disclosure of transactions between related parties [line items]
Salary deductions, installments period (in years)	1 year
Top of range
Disclosure of transactions between related parties [line items]
Salary deductions, installments period (in years)	2 years